Other Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of other equity instruments

	2017 £m	2016 £m
AT1 securities:
– £500m Fixed Rate Reset Perpetual AT1 Capital Securities	496	–
– £750m Fixed Rate Reset Perpetual AT1 Capital Securities	745	745
– £300m Perpetual Capital Securities	300	300
– £500m Perpetual Capital Securities	500	500
	2,041	1,545